Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of June 30, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$3,417	$—	$—	$3,417
Marketable securities
US Treasury securities	22,959	—	—	22,959
Corporate debt securities	—	21,967	—	21,967
Commercial paper	—	40,912	—	40,912
Asset backed securities	—	10,530	—	10,530

Total financial assets	$26,376	$73,409	$—	$99,785

Liabilities:
Contingent consideration	$—	$—	$31,000	$31,000

Total financial liabilities	$—	$—	$31,000	$31,000

	As of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000

Total financial assets	$100,000	$—	$—	$100,000

Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700

Total financial liabilities	$—	$—	$13,700	$13,700

The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000
Total financial assets	$100,000	$—	$—	$100,000
Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700
Total financial liabilities	$—	$—	$13,700	$13,700

Summary of the Changes In Fair Value of Financial Instruments

in thousands	Contingent Consideration

Fair value as of December 31, 2021	$13,700

Loss on change in fair value of contingent consideration	17,300

Fair value as of June 30, 2022	$31,000

Summary of the Changes In Fair Value of Financial Instruments
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration
Fair value as of January 1, 2021	$—
Recognition of contingent consideration liability upon acquisition	18,400
Gain on change in fair value included in other income, net	4,700
Fair value as of December 31, 2021	$13,700

Summary of Range of Inputs To Determine The Fair Value of Contingent Consideration

	As of June 30, 2022	As of December 31, 2021

Risk-free interest rate	2.62%	0.56%
Expected revenue volatility	19.0%	20.0%
Revenue discount rate	7.50%	5.50%
Discount rate	4.80%	3.25%
The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration:

Contingent Consideration
Risk-free interest rate	0.56%
Expected revenue volatility	20.0%
Revenue discount rate	5.50%
Discount rate	3.25%

Summary of amortized cost and fair value of available-for-sale securities by contractual maturity	There were no realized gains or losses on
available-for-sale
marketable securities during the three and six months ended June 30, 2022.

	As of June 30, 2022
in thousands	Amortized Cost	Fair Value

Due in 1 year or less	$88,864	$88,666
Due in 1-2 years	$7,737	$7,702

Schedule of Breakdown of the Available-for-Sale Marketable Securities in an Unrealized Loss Position
The following table presents the breakdown of the
available-for-sale
marketable securities in an unrealized loss position as of June 30, 2022 (in thousands).

	June 30, 2022
	Fair Value	Gross Unrealized Loss
U.S. Treasury securities
Less than 12 months	$22,959	$47

Total	$22,959	$47

Corporate debt securities
Less than 12 months	$21,967	$126

Total	$21,967	$126

Commercial paper
Less than 12 months	$40,912	$—

Total	$40,912	$—

Asset backed securities
Less than 12 months	$2,828	$25
Greater than 12 months	7,702	35

Total	$10,530	$60

Summary of Available-for-Sale Marketable Securities	The following is a summary of available-for-sale marketable securities as of June 30, 2022 (in thousands):

	As of June 30, 2022
Description	Amortized Cost	Gross Unrealized Loss	Fair Value

U.S. Treasury securities	$23,006	$(47)	$22,959
Corporate debt securities	22,093	(126)	21,967
Commercial paper	40,912	—	40,912
Asset backed securities	10,590	(60)	10,530

Total available-for-sale marketable securities	$96,601	$(233)	$96,368